Long-Term Debt - Schedule of Future Maturities of Long-term Debt (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 6,250
2025	6,250
2026	6,250
2027	96,875
Long-term debt	$ 115,625